Long-Term Debt - Schedule of Long Term Debt (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Total long-term debt	$ 11,093	$ 11,620
Fair Value Hedges
Debt Instrument [Line Items]
Increase (decrease) in carrying value of long-term debt	$ (157)	(87)
Senior notes | 3.55% notes due 2025
Debt Instrument [Line Items]
Interest rate on debt	3.55%
Senior notes | 2.55% notes due 2020
Debt Instrument [Line Items]
Interest rate on debt	2.55%
Senior notes | 3.7% notes due in 2023
Debt Instrument [Line Items]
Interest rate on debt	3.70%
Senior notes | 3.3% notes due 2024
Debt Instrument [Line Items]
Interest rate on debt	3.30%
Senior notes | 2.653% notes due 2023
Debt Instrument [Line Items]
Interest rate on debt	2.653%
Senior notes | 4.375% notes due 2021
Debt Instrument [Line Items]
Interest rate on debt	4.375%
Senior notes | 1.95% Notes Due 2021
Debt Instrument [Line Items]
Interest rate on debt	1.95%
Senior notes | 2.65% notes due 2026
Debt Instrument [Line Items]
Interest rate on debt	2.65%
Senior notes | 4.141% Notes Due 2029
Debt Instrument [Line Items]
Interest rate on debt	4.141%
Senior notes | 3.776% Notes Due 2024
Debt Instrument [Line Items]
Interest rate on debt	3.776%
Senior notes | 7.35% notes due 2026
Debt Instrument [Line Items]
Interest rate on debt	7.35%
Senior notes | 1.35% notes due 2018
Debt Instrument [Line Items]
Interest rate on debt	1.35%
Subordinated note | 3.1% subordinated notes due 2023
Debt Instrument [Line Items]
Interest rate on debt	3.10%
Subordinated note | 5.25% subordinated notes due 2018
Debt Instrument [Line Items]
Interest rate on debt	5.25%
Junior Subordinated Debt | 4.956% junior subordinated debentures due 2018
Debt Instrument [Line Items]
Interest rate on debt	4.956%
Parent Company and Non-banking Subsidiaries | Senior notes | 3.55% notes due 2025
Debt Instrument [Line Items]
Long-term debt	$ 1,268	1,287
Parent Company and Non-banking Subsidiaries | Senior notes | 2.55% notes due 2020
Debt Instrument [Line Items]
Long-term debt	1,177	1,184
Parent Company and Non-banking Subsidiaries | Senior notes | 3.7% notes due in 2023
Debt Instrument [Line Items]
Long-term debt	1,006	1,021
Parent Company and Non-banking Subsidiaries | Senior notes | 3.3% notes due 2024
Debt Instrument [Line Items]
Long-term debt	979	993
Parent Company and Non-banking Subsidiaries | Senior notes | 2.653% notes due 2023
Debt Instrument [Line Items]
Long-term debt	734	740
Parent Company and Non-banking Subsidiaries | Senior notes | 4.375% notes due 2021
Debt Instrument [Line Items]
Long-term debt	731	734
Parent Company and Non-banking Subsidiaries | Senior notes | 1.95% Notes Due 2021
Debt Instrument [Line Items]
Long-term debt	725	724
Parent Company and Non-banking Subsidiaries | Senior notes | 2.65% notes due 2026
Debt Instrument [Line Items]
Long-term debt	698	706
Parent Company and Non-banking Subsidiaries | Senior notes | 4.141% Notes Due 2029
Debt Instrument [Line Items]
Long-term debt	513	0
Parent Company and Non-banking Subsidiaries | Senior notes | 3.776% Notes Due 2024
Debt Instrument [Line Items]
Long-term debt	507	0
Parent Company and Non-banking Subsidiaries | Senior notes | Floating-rate notes due 2020
Debt Instrument [Line Items]
Long-term debt	499	499
Parent Company and Non-banking Subsidiaries | Senior notes | 7.35% notes due 2026
Debt Instrument [Line Items]
Long-term debt	150	150
Parent Company and Non-banking Subsidiaries | Senior notes | 1.35% notes due 2018
Debt Instrument [Line Items]
Long-term debt	0	499
Parent Company and Non-banking Subsidiaries | Subordinated note | 3.1% subordinated notes due 2023
Debt Instrument [Line Items]
Long-term debt	972	981
Parent Company and Non-banking Subsidiaries | Junior Subordinated Debt | Floating-rate subordinated notes due to State Street Capital Trust IV in 2037
Debt Instrument [Line Items]
Long-term debt	794	793
Parent Company and Non-banking Subsidiaries | Junior Subordinated Debt | Floating-rate subordinated notes due to State Street Capital Trust I in 2028
Debt Instrument [Line Items]
Long-term debt	150	150
Parent Company and Non-banking Subsidiaries | Junior Subordinated Debt | 4.956% junior subordinated debentures due 2018
Debt Instrument [Line Items]
Long-term debt	0	502
Parent Company and Non-banking Subsidiaries | Capital Lease Obligations
Debt Instrument [Line Items]
Long-term capital leases	190	250
State Street Bank | Subordinated note | 5.25% subordinated notes due 2018
Debt Instrument [Line Items]
Long-term debt	$ 0	$ 407